Equity Method Investments	6 Months Ended
Jun. 30, 2020
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Equity Method Investments
Note 9: Equity Method Investments
Equity method investments are primarily comprised of the Company’s 45% investment in Refinitiv.
The Company’s share of
post-tax
(losses) earnings in equity method investments as reported in the consolidated income statement is comprised of the following:

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Refinitiv (45% ownership interest)	(155)	(141)	(213)	(259)
Other equity method investments	2	3	6	8
Total share of post-tax losses in equity method investments	(153)	(138)	(207)	(251)
The composition of equity method investments as reported in the consolidated statement of financial position is comprised of the following:

	June 30,	December 31,

	2020	2019
Refinitiv (45% ownership interest)	1,125	1,387
Other equity method investments	166	164
Total equity method investments	1,291	1,551

Set forth below is summarized financial information for 100% of Refinitiv, and a reconciliation to the Company’s carrying value of its investment.

	Three months ended June 30,		Six months ended June 30,

	2020	2019	2020	2019
Revenues	1,588	1,550	3,221	3,117

Net loss	(326)	(302)	(419)	(545)
Remove: Net earnings attributable to non-controlling interests	(18)	(11)	(54)	(29)
Net loss attributable to Refinitiv	(344)	(313)	(473)	(574)
Other comprehensive income (loss) attributable to Refinitiv	128	46	(111)	(31)
Total comprehensive loss attributable to Refinitiv	(216)	(267)	(584)	(605)

	June 30,	December 31,

	2020	2019
Assets
Current assets	2, 285	2,031
Non-current assets	20,252	20,709
Total assets	22,5 37	22,740
Liabilities
Current liabilities	3,5 5 9	3,398
Non-current liabilities	13,944	13,964
Total liabilities	17,5 03	17,362
Net assets	5,034	5,378
Non-controlling interests	(2,2 98 )	(2,100)
Other (1)	(237)	(195)
Net assets attributable to Refinitiv	2,499	3,083

Net assets attributable to Refinitiv - beginning period	3,083	4,514
Net loss attributable to Refinitiv	(473)	(1,353)
Other comprehensive loss attributable to Refinitiv	(111)	(78)
Net assets attributable to Refinitiv - ending period	2,499	3,083
Thomson Reuters % share	45%	45%
Thomson Reuters carrying amount	1,125	1,387

(1)	Consists primarily of equity transactions excluded from Thomson Reuters 45% share of total comprehensive loss.
Proposed LSEG/Refinitiv Transaction
On August 1, 2019, the Company and private equity funds affiliated with Blackstone agreed to sell Refinitiv to LSEG in an all share transaction for a total enterprise value of approximately $27 billion (as of the announcement date), but LSEG may, at its option, settle up to $2.5 billion of the consideration in cash. The transaction is expected to result in Blackstone’s consortium and Thomson Reuters ultimately holding a combined 37% economic interest in LSEG (of which a 15% economic interest would be attributed to Thomson Reuters) and a combined voting interest in LSEG of less than 30%. The proposed transaction, which was approved by LSEG shareholders in November 2019, remains subject to regulatory clearances and other customary closing conditions. The Company expects the transaction to close by the end of 2020 or early in 2021 and expects to record a significant gain on the transaction upon closing.